Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill
Summary of changes in the carrying amount of goodwill

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	232,007	232,007	33,638
Disposals of subsidiaries (Note 4)	—	(5,244)	(761)
Impairment (Note 2(q))	—	(112,102)	(16,253)
Balance at the end of year	232,007	114,661	16,624